Significant Accounting Policies - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Segment	Dec. 31, 2019 USD ($) Segment
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	3	3
IPO
Significant Accounting Policies [Line Items]
Accrued stock issuance costs | $		$ 1.2